SEGMENT INFORMATION (Tables)	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
SEGMENT INFORMATION
Schedule of key metrics reviewed by CODM

For the Period From
March 12, 2025
(Inception) Through
May 21, 2025
Formation, general and administrative costs	$16,620

September 30, 2025
Investments held in Trust Account	$230,585,241
Cash and cash equivalents	$1,185,609

		For the Period
		from March 12,
	For the	2025 (inception)
	Three Months Ended	through
	September 30,	September 30,
	2025	2025
General and administrative expenses	$145,176	$161,796
Interest earned on investments held in Trust Account	$585,241	$585,241